Mezzanine Equity and Stockholders' Deficit (Details) - USD ($)		1 Months Ended		2 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 01, 2022	Oct. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Apr. 30, 2021	May 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary equity sock issued during period, value										$ 284,047,000
Common stock, shares outstanding							83,645,759		79,738,747	69,345,606
Common stock shares authorized			572,688,450				386,300,000		386,300,000	386,300,000
Common stock par or stated value per share			$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Stock issued during period shares issued for settlement of terminated vehicle leases									327,991
Dividends preferred stock									$ 0	$ 0
Common stock options [Member]
Temporary Equity [Line Items]
Options exercised							176,463
Restricted Stock Units (RSUs) [Member]
Temporary Equity [Line Items]
Equity instruments other than options, Vested in period							810,967
Entitled To Elect One Director [Member]
Temporary Equity [Line Items]
Preferred stock holding percentage									55.00%
Common Stock [Member]
Temporary Equity [Line Items]
Temporary equity sock issued during period, number of shares										(72,808,237)
Class of warrants or rights excercised during the period units			3,207,974
Common stock, shares outstanding							61,204,103		57,297,091	43,294,342
Common stock shares authorized			287,000,000
Options exercised							176,463	12,695,706		193,082
Shares issued, Shares, Share based payment arrangement							987,430
Stock issued during period, Shares, To settle the outstanding contingent compensation liability	2,919,582
Series A Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares issued upon conversion						2,975,997
Preferred stock dividend rate									$ 1.0224
Preferred stock liquidation preference									1.0224
Preferred stock convertible conversion price									$ 1.0224
Series A Convertible Redeemable Preferred Stock [Member] | Holders Of Series C Shares Entitled To Elect One Director [Member]
Temporary Equity [Line Items]
Preferred stock shares outstanding									2,445,000
Series A Convertible Redeemable Preferred Stock [Member] | Holders Of Series A B And C Shares Entitled To Elect One Director [Member]
Temporary Equity [Line Items]
Preferred stock shares outstanding									2,445,000
Series B Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares issued upon conversion						403,955
Preferred stock dividend rate									$ 1.6118
Preferred stock liquidation preference									1.6118
Preferred stock convertible conversion price									$ 1.6118
Series B Convertible Redeemable Preferred Stock [Member] | Holders Of Series C Shares Entitled To Elect One Director [Member]
Temporary Equity [Line Items]
Preferred stock shares outstanding									2,445,000
Series C Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares issued upon conversion						118,160
Preferred stock dividend rate									$ 2.2004
Preferred stock liquidation preference									2.2004
Preferred stock convertible conversion price									$ 2.2004
Series C Convertible Redeemable Preferred Stock [Member] | Holders Of Series C Shares Entitled To Elect One Director [Member]
Temporary Equity [Line Items]
Preferred stock shares outstanding									2,445,000
Series D Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares issued upon conversion						111,496
Preferred stock dividend rate									$ 6.6369
Preferred stock liquidation preference									6.6369
Preferred stock convertible conversion price									$ 6.6369
Series D Convertible Redeemable Preferred Stock [Member] | Holders Of Series E Shares Entitled To Elect Two Directors [Member]
Temporary Equity [Line Items]
Preferred stock shares outstanding									2,445,000
Series D Convertible Redeemable Preferred Stock [Member] | Holders Of Series D Shares Entitled To Elect Two Directors [Member]
Temporary Equity [Line Items]
Preferred stock shares outstanding									2,445,000
Series D 2 Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock dividend rate									$ 6.6369
Preferred stock liquidation preference									6.6369
Preferred stock convertible conversion price									6.6369
Series D 3 Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock dividend rate									9.5
Preferred stock liquidation preference									9.5
Preferred stock convertible conversion price									9.5
Series E Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity sock issued during period, value				$ 42,200,000	$ 1,528,000
Temporary equity sock issued during period, number of shares				11,072,394	404,409
Sale of stock price per share		$ 3.84		$ 3.84	$ 1.52
Stock issuance costs				$ 319,000	$ 26,000
Convertibe preferred stock settlement terms					For each purchase of Series E convertible redeemable preferred stock, each investor received preferred stock warrants exercisable into Series E-2 convertible redeemable preferred stock on a one-to-one basis.
Convertible preferred stock value classified within mezzanine equity					$ 616,000
Convertion of notes payable to preferred stock, number of shares		528,195
Debt instrument conversion price		$ 2.96		$ 2.96
Conversion of stock amount issued					1,520,000
Common stock shares authorized			23,960,873
Preferred stock dividend rate									3.84
Preferred stock liquidation preference									3.84
Preferred stock convertible conversion price									3.84
Series E Convertible Redeemable Preferred Stock [Member] | Convertible Notes Payable [Member]
Temporary Equity [Line Items]
Convertion of notes payable to preferred stock, number of shares			6,982,108
Debt instrument conversion price			$ 2.96
Series E-1 Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Common stock shares authorized			22,286,950
Preferred stock dividend rate									3.072
Preferred stock liquidation preference									3.072
Preferred stock convertible conversion price									3.072
Series E-1 Convertible Redeemable Preferred Stock [Member] | Convertible Notes Payable [Member]
Temporary Equity [Line Items]
Convertion of notes payable to preferred stock, number of shares				22,286,925
Debt instrument conversion price		$ 2.54		$ 2.54
Series E-2 Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Convertibe preferred stock settlement terms				For each purchase of Series E convertible redeemable preferred stock, each investor received preferred stock warrants exercisable into Series E-2 convertible redeemable preferred stock on a one-to-one basis.
Convertible preferred stock value classified within mezzanine equity		$ 28,913,000		$ 28,913,000
Class of warrants or rights excercised during the period units								77,597
Class of warrants exercise price per share								$ 3.88
Preferred stock conversion basis								1:1
Common stock shares authorized			23,437,500
Preferred stock dividend rate									0.001
Preferred stock liquidation preference									0.001
Preferred stock convertible conversion price									$ 0.001
Series E-2 Convertible Redeemable Preferred Stock [Member] | Exercise Of Redeemable Convertible Preferred Stock Warrants [Member]
Temporary Equity [Line Items]
Class of warrants or rights excercised during the period units			6,982,108	6,706,750
Class of warrants exercise price per share		$ 1.2		$ 1.2
Series E-3 Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights excercised during the period units							248,877	995,924
Class of warrants exercise price per share							$ 1.64	$ 3.23
Preferred stock conversion basis								1:1	1:1
Common stock shares authorized			17,829,563
Preferred stock dividend rate									$ 0.001
Preferred stock liquidation preference									0.001
Preferred stock convertible conversion price									$ 0.001
Series E-3 Convertible Redeemable Preferred Stock [Member] | Exercise Of Redeemable Convertible Preferred Stock Warrants [Member]
Temporary Equity [Line Items]
Class of warrants or rights excercised during the period units				17,829,534
Class of warrants exercise price per share		$ 1.2		$ 1.2
Warrants For Convertible Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock warrant liability		$ 13,287,000		$ 13,287,000	$ 912,000
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights excercised during the period units							300,000
Class of warrants exercise price per share							$ 2.47
Stock issued during period shares, Warrants exercised							96,831
Non voting Common Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock value classified within mezzanine equity			$ 445,398,000
Treasury stock preferred shares			72,808,237
Treasury stock preferred value			$ 284,047,000
Common stock, shares outstanding			25,765,237
Conversion of stock shares converted						3,609,608
Common stock shares authorized			99,000,000
Non voting Common Stock [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Common stock, shares outstanding							22,155,719		22,155,719	25,765,327
Class B Non Voting Common Stock [Member]
Temporary Equity [Line Items]
Common stock shares authorized			300,000
Class B Non Voting Common Stock [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Common stock, shares outstanding							285,937		285,937	285,937
Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock shares issued upon conversion			98,573,564			3,609,608
Common stock shares authorized			186,388,450